Results for the year (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Gross-To-Net Sales Reconciliation

Gross-to-net sales reconciliation
DKK million	2020	2019	2018
Gross sales	298,187	270,431	230,701
US Managed Care and Medicare	(96,716)	(84,202)	(65,207)
US wholesaler charge-backs	(37,036)	(33,772)	(29,469)
US Medicaid rebates	(17,307)	(14,365)	(11,950)
Other US discounts and sales returns	(10,867)	(8,280)	(6,606)
Non-US rebates, discounts and sales returns	(9,315)	(7,791)	(5,638)
Total gross-to-net sales adjustments	(171,241)	(148,410)	(118,870)
Net sales	126,946	122,021	111,831

Provisions for sales rebates

Provisions for sales rebates
DKK million	2020	2019	2018
At the beginning of the year	30,878	25,760	20,374
Additional provisions, including increases to existing provisions	111,921	102,782	82,631
Amount paid during the year	(106,116)	(98,655)	(78,647)
Adjustments, including unused amounts reversed during the year	166	381	386
Effect of exchange rate adjustment	(2,797)	610	1,016
At the end of the year	34,052	30,878	25,760

DKK million	Provisions for sales rebates[1]	Provisions for legal disputes	Provisions for product returns	Other provi- sions[2]	2020 total	2019 total
At the beginning of the year	30,878	2,375	1,082	1,398	35,733	29,553
Additional provisions, including increases to existing provisions	111,921	662	413	814	113,810	104,621
Amount used during the year	(106,116)	(364)	(694)	(46)	(107,220)	(99,244)
Adjustments, including unused amounts reversed during the year	166	—	(6)	(82)	78	148
Effect of exchange rate adjustment	(2,797)	(222)	—	(42)	(3,061)	655
At the end of the year	34,052	2,451	795	2,042	39,340	35,733
Non-current liabilities[3]	301	2,209	293	1,723	4,526	4,613
Current liabilities	33,751	242	502	319	34,814	31,120
1. Provisions for sales rebates are related to US Managed Care, Medicare, Medicaid and other minor US rebate types, as well as rebates in a number of European countries and Canada.
2. Other provisions consists of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance, etc.
3. For non-current liabilities, provision for sales rebates is expected to be settled after one year, provisions for product returns will be utilised in 2022 and 2023. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Information by Business Segment

Business segments – Key figures
	Diabetes and Obesity care			Biopharm			Total
DKK million	2020	2019	2018	2020	2019	2018	2020	2019	2018
Total net sales	108,020	102,840	93,904	18,926	19,181	17,927	126,946	122,021	111,831
Cost of goods sold	17,715	16,309	14,716	3,217	3,779	2,901	20,932	20,088	17,617
Sales and distribution costs	29,903	28,729	26,396	3,025	3,094	3,001	32,928	31,823	29,397
Research and development costs	13,535	12,128	12,222	1,927	2,092	2,583	15,462	14,220	14,805
Administrative costs	3,387	3,346	3,266	571	661	650	3,958	4,007	3,916
Other operating income, net	264	309	538	196	291	614	460	600	1,152
Operating profit	43,744	42,637	37,842	10,382	9,846	9,406	54,126	52,483	47,248
Operating margin	40.5%	41.5%	40.3%	54.9%	51.3%	52.5%	42.6%	43.0%	42.2%
Depreciation, amortisation and impairment losses expensed	4,624	3,916	3,210	1,129	1,745	715	5,753	5,661	3,925

Novo Nordisk operates in two business segments based on therapies: Diabetes and Obesity care and Biopharm, representing the entirety of the Group's operations.

The segments include research, development, manufacturing and marketing of products within the following areas
– Diabetes and Obesity care: insulin, GLP-1 and related delivery systems, oral antidiabetic products (OAD), obesity and other serious chronic diseases.
– Biopharm: haemophilia, growth disorders and hormone replacement therapy.

Segment performance is evaluated on the basis of operating profit, consistent with the consolidated financial statements. Financial income and expenses, and income taxes are managed at Group level and are not allocated to business segments. There are no sales or other transactions between the business segments. Costs have been split between business segments according to a specific allocation. In addition, a small number of corporate overhead costs are allocated systematically between the segments. Other operating income has been allocated to the two segments based on the same principle.

Accounting policies
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body, as all significant decisions regarding business development and direction are taken in this forum.
Geographical areas
Sales to external customers attributed to the US are collectively the most material to the Group. The US and Mainland China are the only territories where sales contribute 10% or more of total net sales.

In 2020 Novo Nordisk operated in two main commercial units:
– International Operations
– EMEA: Europe, the Middle East and Africa.
– China: Mainland China, Hong Kong and Taiwan.
– Rest of World: All other countries except for North America.
– North America Operations (the US and Canada)

International Operations was reorganised with effect from 1 April 2020, and the geographical reporting has been amended to reflect the new organisation. Amounts for 2018 and 2019 have been restated. Refer to note 5.6 for an overview of companies in the Novo Nordisk Group based on geographical areas.

The country of domicile is Denmark, which is part of EMEA. Denmark is immaterial to Novo Nordisk’s activities in terms of sales as 99.7 % of total sales are realised outside Denmark. Sales are attributed to geographical areas according to the location of the customer.

Net sales – Business segments and geographical areas
	Total International Operations												Total North America Operations						Total Novo Nordisk net sales
	Total IO			EMEA			China			Rest of World			Total NAO			Of which the US
DKK million	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Diabetes and Obesity care segment:
Long-acting insulin	9,959	9,035	7,942	6,451	5,955	5,289	1,471	1,059	814	2,037	2,021	1,839	8,480	11,741	12,902	7,962	11,271	12,600	18,439	20,776	20,844
– of which Tresiba®	4,407	3,477	2,764	2,574	1,983	1,479	418	87	16	1,415	1,407	1,269	4,561	5,782	5,271	4,191	5,500	5,192	8,968	9,259	8,035
– of which Xultophy®	1,789	1,493	1,085	1,605	1,407	1,060	1	—	—	183	86	25	655	717	529	642	708	528	2,444	2,210	1,614
– of which Levemir®	3,763	4,065	4,093	2,272	2,565	2,750	1,052	972	798	439	528	545	3,264	5,242	7,102	3,129	5,063	6,880	7,027	9,307	11,195
Premix insulin	10,246	9,707	8,862	2,959	3,160	3,034	4,852	4,306	3,783	2,435	2,241	2,045	679	871	1,332	652	839	1,294	10,925	10,578	10,194
– of which Ryzodeg®	1,291	993	714	321	237	152	39	4	—	931	752	562	—	—	—	—	—	—	1,291	993	714
– of which NovoMix®/NovoLog Mix®	8,955	8,714	8,148	2,638	2,923	2,882	4,813	4,302	3,783	1,504	1,489	1,483	679	871	1,332	652	839	1,294	9,634	9,585	9,480
Fast-acting insulin	10,808	10,304	9,332	6,584	6,422	5,931	2,075	1,753	1,450	2,149	2,129	1,951	7,505	8,999	10,021	7,101	8,592	9,634	18,313	19,303	19,353
– of which Fiasp®	832	617	357	764	585	357	—	—	—	68	32	—	553	626	233	519	597	211	1,385	1,243	590
– of which NovoRapid®/NovoLog®	9,976	9,687	8,975	5,820	5,837	5,574	2,075	1,753	1,450	2,081	2,097	1,951	6,952	8,373	9,788	6,582	7,995	9,423	16,928	18,060	18,763
Human insulin	7,339	7,361	7,348	2,370	2,438	2,592	2,655	2,847	2,821	2,314	2,076	1,935	1,534	1,675	1,917	1,431	1,552	1,778	8,873	9,036	9,265
Total insulin	38,352	36,407	33,484	18,364	17,975	16,846	11,053	9,965	8,868	8,935	8,467	7,770	18,198	23,286	26,172	17,146	22,254	25,306	56,550	59,693	59,656
Victoza®	7,095	7,249	6,240	4,251	4,713	4,337	1,033	898	521	1,811	1,638	1,382	11,652	14,685	18,093	11,292	14,217	17,561	18,747	21,934	24,333
Ozempic®	3,634	1,143	39	3,112	969	39	10	—	—	512	174	—	17,577	10,094	1,757	16,650	9,599	1,634	21,211	11,237	1,796
Rybelsus®	36	—	—	36	—	—	—	—	—	—	—	—	1,837	50	—	1,826	50	—	1,873	50	—
Total GLP-1	10,765	8,392	6,279	7,399	5,682	4,376	1,043	898	521	2,323	1,812	1,382	31,066	24,829	19,850	29,768	23,866	19,195	41,831	33,221	26,129
Other Diabetes care	2,946	3,389	3,360	725	1,052	1,064	1,546	1,647	1,672	675	690	624	1,085	858	890	943	705	733	4,031	4,247	4,250
Total Diabetes care	52,063	48,188	43,123	26,488	24,709	22,286	13,642	12,510	11,061	11,933	10,969	9,776	50,349	48,973	46,912	47,857	46,825	45,234	102,412	97,161	90,035
Obesity care (Saxenda®)	2,118	2,083	1,211	1,124	981	547	10	9	1	984	1,093	663	3,490	3,596	2,658	3,230	3,348	2,446	5,608	5,679	3,869
Diabetes and Obesity care total	54,181	50,271	44,334	27,612	25,690	22,833	13,652	12,519	11,062	12,917	12,062	10,439	53,839	52,569	49,570	51,087	50,173	47,680	108,020	102,840	93,904
Biopharm segment:
Haemophilia	5,708	5,946	5,572	3,579	3,646	3,604	361	284	199	1,768	2,016	1,769	3,954	4,335	4,004	3,675	4,031	3,723	9,662	10,281	9,576
– of which NovoSeven®	3,996	4,502	4,424	2,352	2,577	2,694	345	269	194	1,299	1,656	1,536	3,207	3,617	3,457	3,089	3,454	3,278	7,203	8,119	7,881
– of which NovoEight®	1,127	1,143	1,046	790	844	836	16	15	5	321	284	205	335	382	308	312	358	291	1,462	1,525	1,354
Growth disorders (Norditropin®)	4,832	4,225	4,000	2,220	1,960	1,972	66	36	20	2,546	2,229	2,008	2,872	3,050	2,834	2,854	3,035	2,823	7,704	7,275	6,834
Other Biopharm	1,108	1,122	1,017	886	912	817	5	5	4	217	205	196	452	503	500	208	247	262	1,560	1,625	1,517
Biopharm total	11,648	11,293	10,589	6,685	6,518	6,393	432	325	223	4,531	4,450	3,973	7,278	7,888	7,338	6,737	7,313	6,808	18,926	19,181	17,927
Total sales by geographical area	65,829	61,564	54,923	34,297	32,208	29,226	14,084	12,844	11,285	17,448	16,512	14,412	61,117	60,457	56,908	57,824	57,486	54,488	126,946	122,021	111,831
Total sales growth as reported	6.9%	12.1%	2.3%	6.5%	10.2%	2.5%	9.7%	13.8%	5.4%	5.7%	14.6%	(0.3%)	1.1%	6.2%	(1.9%)	0.6%	5.5%	(2.4%)	4.0%	9.1%	0.1%

Research and Development Costs

DKK million	2020	2019	2018
Employee costs (note 2.4)	6,269	5,968	6,288
Amortisation and impairment losses, intangible assets (note 3.1)	1,025	522	769
Depreciation and impairment losses, property, plant and equipment (note 3.1)	724	783	468
Other research and development costs	7,444	6,947	7,280
Total research and development costs	15,462	14,220	14,805
As percentage of net sales	12.2%	11.7%	13.2%

Employee Costs and Remuneration to Executive Management and Board of Directors

DKK million	2020	2019	2018
Wages and salaries	26,778	25,335	25,259
Share-based payment costs (note 5.1)	823	363	414
Pensions – defined contribution plans	1,961	1,910	1,791
Pensions – defined benefit plans (note 3.5)	138	151	73
Other social security contributions	1,862	1,963	1,901
Other employee costs	2,044	2,203	2,087
Total employee costs for the year	33,606	31,925	31,525
Employee costs capitalised as intangible assets and property, plant and equipment	(1,279)	(1,314)	(1,500)
Change in employee costs capitalised as inventories	(60)	(139)	(105)
Total employee costs in the income statement	32,267	30,472	29,920
Included in the income statement:
Cost of goods sold	8,896	8,134	8,164
Sales and distribution costs	14,146	13,463	12,214
Research and development costs	6,269	5,968	6,288
Administrative costs	2,848	2,679	2,755
Other operating income, net	108	228	499
Total employee costs in the income statement	32,267	30,472	29,920

Number of employees	2020	2019	2018
Average number of full-time employees	43,759	42,218	42,881
Year-end number of full-time employees	44,723	42,703	42,672
Employees (total)	45,323	43,258	43,202

Remuneration to Executive Management and Board of Directors
DKK million	2020	2019	2018
Salary and short-term incentive	119	120	102
Pension	26	26	22
Benefits	10	14	4
Long-term incentive[1]	52	40	22
Severance payments	—	—	28
Executive Management in total[2]	207	200	178
Fee to Board of Directors[2]	17	19	17
Total	224	219	195
1. Please refer to note 5.1 for further information.
2. Total remuneration for registered members of Executive Management amounts to DKK 141 million (DKK 135 million in 2019 and DKK 142 million in 2018). All members of the Board of Directors are registered.

Income Taxes Expensed and Paid

Income taxes expensed
DKK million	2020	2019	2018
Current tax on profit for the year	11,557	11,275	10,469
Deferred tax on profit for the year	1,105	(1,559)	(1,007)
Tax on profit for the year	12,662	9,716	9,462
Current tax adjustments recognised for prior years	(563)	(191)	(522)
Deferred tax adjustments recognised for prior years	(1,107)	77	47
Income taxes in the income statement	10,992	9,602	8,987
Tax on other comprehensive income for the year, (income)/expense	577	231	(755)

Income taxes paid
DKK million	2020	2019	2018
Income taxes paid in Denmark for current year	4,262	7,774	6,640
Income taxes paid outside Denmark for current year	4,508	2,258	2,376
Income taxes paid/repayments relating to prior years	1,336	904	598
Income taxes paid	10,106	10,936	9,614

Computation of Effective Tax Rate

Computation of effective tax rate
DKK million	2020	2019	2018
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries’ tax rates compared to the Danish tax rate (net)	(2.5%)	(2.1%)	(1.9%)
Non-taxable income less non-tax-deductible expenses (net)	(0.2%)	0.1%	(0.2%)
Other adjustments (net)	1.4%	(0.2%)	(1.0%)
Effective tax rate	20.7%	19.8%	18.9%

The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss business activities.

Other adjustments in 2020 comprise of tax related to acquisitions and subsequent transfers of intellectual property rights (around 4%) countered by clarification of tax uncertainties, settlement of tax cases and adjustment of prior years.

Deferred Income Tax Assets and Liabilities and Specification of Tax Loss Carry-Forwards

Development in deferred income tax assets and liabilities
DKK million	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
2020
Net deferred tax asset/(liability) at 1 January	(1,591)	(718)	1,811	3,452	1,087	—	4,041
Income/(charge) to the income statement	(47)	(2,883)	963	1,449	520		2
Income/(charge) to other comprehensive income	—	92	(216)	16	(469)		(577)
Income/(charge) to equity	—	(92)	—	—	20		(72)
Acquisition of subsidiaries	—	—	—	—	276		276
Effect of exchange rate adjustment	24	1	(2)	(300)	(30)		(307)
Net deferred tax asset/(liability) at 31 December	(1,614)	(3,600)	2,556	4,617	1,404	—	3,363
Classified as follows:
Deferred tax asset at 31 December	755	46	2,568	4,895	2,903	(5,302)	5,865
Deferred tax liability at 31 December	(2,369)	(3,646)	(12)	(278)	(1,499)	5,302	(2,502)

2019
Net deferred tax asset/(liability) at 1 January	(703)	(564)	973	2,402	667	—	2,775
Change in accounting policy, leases	(865)	—	—	865	—		—
Income/(charge) to the income statement	(5)	(155)	820	133	689		1,482
Income/(charge) to other comprehensive income	—	—	18	47	(296)		(231)
Income/(charge) to equity	—	—	—	—	18		18
Disposal of subsidiaries	—	—	—	(18)	—		(18)
Effect of exchange rate adjustment	(18)	1	—	23	9		15
Net deferred tax asset/(liability) at 31 December	(1,591)	(718)	1,811	3,452	1,087	—	4,041
Classified as follows:
Deferred tax asset at 31 December	769	58	3,428	3,580	1,843	(5,557)	4,121
Deferred tax liability at 31 December	(2,360)	(776)	(1,617)	(128)	(756)	5,557	(80)

The total tax value of unrecognised tax loss carry-forwards amounts to DKK 628 million in 2020 (DKK 144 million in 2019).